Supplemental Cash Flow Information - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Noncash investing and financing activities: [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,562	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0	0		210	210	210
Fair value of warrants issued with issuance of long term debt	0	105	105	0	9		2,176	2,290	2,290
Fair value of warrants issued with sale of common stock	0	16,947	(16,947)	0	0		0	(16,947)	16,947
Conversion of redeemable convertible preferred stock into 5,652 shares of common stock	0	0	0	191,909	0		0	191,909	191,909
Conversion of warrant liability	$ 0	$ 0	$ 0	$ 123	$ 0		$ 0	$ 123	$ 123
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	566,000		565,196	566,000				565,196	566,000